UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 9.73%, relative to a -2.63% return for the MSCI EAFE® Value Index, the Fund’s benchmark index.
LSV Commentary
LSV uses a quantitative stock selection process that is based on years of academic research. The LSV sub-advised portion of the Fund will have a deep value orientation and a smaller capitalization bias than the benchmark index which complements the other sub-adviser of the Fund.
For the calendar year ended December 31, 2020, the LSV sub-advised portion of the Fund and market was quite volatile with the Covid-19 crisis in the early part of the year and a significant recovery in stock prices in the second half of the year as several vaccines were approved and stimulus packages were passed to try to avoid an economic crisis. Value stocks underperformed growth stocks globally until the fourth quarter when value and smaller cap stocks finally led the market. Growth stocks were dominant during the year as the core MSCI EAFE® Index rose 7.8%.
LSV’s focus on cheaper and smaller stocks were the primary detractors in the first three quarters of 2020 while those same attributes helped results in the fourth quarter. Given the headwinds for LSV’s value style for the year, it is not surprising that the LSV sub-advised portion of the Fund underperformed the core MSCI EAFE Index and slightly outperformed the MSCI EAFE Value Index. LSV’s portfolio is essentially country neutral compared to the benchmark index and the firm prefers to focus on stock selection within the benchmark countries rather than taking on country exposures. The focus on low price/book and price/earnings stocks was out of favor in 2020 as the market was not focused on fundamentals due to the disruption of the pandemic. Mega cap growth stocks were the safe haven for investors for most of the year and that affected LSV’s portfolio. Fortunately, the fourth quarter saw a reversal of that trend and that helped close the gap. Given the wide spreads in valuation between value and growth stocks, this value rally may continue.
LSV started in 1994 and has been managing quantitative value portfolios across world markets for many years. The firm was founded based on years of academic research that is based on behavioral tendencies of investors and on analyzing financial statements to identify healthy cheap stocks. LSV believes that investors extrapolate past performance too far into the future and that they are slow to change their mindset about a company. That is why there are glamour stocks and cheap stocks in all markets around the world. LSV uses a rules-based, quantitative discipline to rank stocks by country based on their current cheapness and near-term appreciation potential. This combination of value and momentum is continually refined and improved by the research team at LSV and international portfolios are constructed so that the overall portfolio has attractive fundamentals and good diversification. LSV will attempt to buy the most attractive stocks in each market in the benchmark index based on their model rankings and there will be some limited industry and sector exposures relative to the index but no significant country deviations. The bottom-up stock selection model remains fully invested and the portfolios will have a discount compared to the benchmark index in most valuation metrics.

MFS Commentary
Market Environment: Markets experienced an extraordinarily sharp selloff early in the period and, in many cases, an unusually rapid recovery later. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of the Covid-19 virus. At this point, the global economy looks to have experienced the shortest - albeit the deepest and steepest - recession in the postwar period. However, the recovery remains subject to more than the usual number of uncertainties due to questions about the evolution of the virus, what its continued impact will be and how quickly vaccines to guard against it can be manufactured and distributed at scale. There are also worries over the public's willingness to be inoculated.
Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. These programs proved largely successful in helping to restore market function, ease volatility and stimulate a continued market rebound. Late in the period, the U.S. Federal Reserve adopted a new, flexible, average-inflation-targeting framework, which is expected to result in the federal funds rate remaining at low levels longer than under its previous model. In developed countries, monetary easing measures were complemented by unusually large fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries and persistently low inflation, even emerging market countries were able to implement countercyclical policies - a departure from the usual market-dictated response to risk-off crises.
Compounding market uncertainty earlier in the pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in an oil price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The OPEC+ group later agreed on output cuts, with shale oil producers in the U.S. also decreasing production, which, along with the gradual reopening of some major economies and the resultant boost in demand, helped stabilize the price of crude oil.
In the immediate aftermath of the market disruption that accompanied the initial phases of the pandemic, many companies that had added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks halted those activities, and some companies were forced to recapitalize. As markets and the economy stabilized later in the period, in many cases dividend payments and buybacks resumed. Conversely, some companies found themselves flush with liquidity, having borrowed preemptively during the worst of the crisis only to end up with excess cash on their balance sheets.
Contributors to Performance: Stock selection and, to a lesser extent, overweight positions in the information technology, consumer staples and industrials sectors contributed to the MFS sub-advised portion of the Fund’s performance relative to the MSCI EAFE Value Index. Within the information technology sector, holding shares of strong performing integrated circuits and electronic devices developer Cadence Design Systems , semiconductor firm Taiwan Semiconductor Manufacturingi (Taiwan), simulation software developer ANSYSi and microchip and electronics manufacturer Samsung Electronicsi (South Korea) lifted relative returns. Within the consumer staples sector, the portfolio's ownership of global food company Nestlei (Switzerland) benefited relative results as the stock outperformed the benchmark index over the reporting period. Within the industrials sector, the portfolio's overweight position in electrical distribution equipment manufacturer Schneider Electric (France) aided relative performance.

An underweight allocation to the poor-performing energy sector also helped relative results. Here, not holding shares of global energy and petrochemicals company Royal Dutch Shell (United Kingdom) and integrated oil company BP (United Kingdom) supported relative performance.
Stocks in other sectors that were among the portfolio's top relative contributors over the reporting period included owning shares of fragrance and flavor products manufacturer Givaudani (Switzerland) and not holding shares of banking and financial services company HSBC (United Kingdom).
Detractors from Performance: An underweight position and, to a lesser extent, security selection in the consumer discretionary sector weighed on relative performance over the reporting period. Within this sector, the portfolio's ownership in shares of food catering company Compass Groupi (United Kingdom), and not holding shares of automobile manufacturers Toyota Motor (Japan) and Daimler (Germany), weakened relative results.
Not holding any securities within the strong-performing utilities sector also hindered relative performance. Here, not holding electric utility company Iberdrola (Spain) and electricity and gas distributor Enel (Italy) further weighed on relative returns.
An underweight allocation to the communication services sector also held back relative returns. Here, not holding shares of communications and technology investment firm SoftBank (Japan) detracted from relative results as the stock price outperformed the benchmark index over the reporting period.
Elsewhere, not holding shares of mining giant BHP Billiton (United Kingdom), mining operator Rio Tinto (Australia), diversified electrical engineering company Siemens (Germany) and iron ore deposits development firm Fortescue Metals Group (Australia) further dampened relative returns.
______________________
iSecurity is not a benchmark constituent
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	10.21%	8.63%	7.17%
Investor Class	9.73%	8.24%	8.92%
Class L	9.66%	7.96%	7.48%
(a) Class L inception date was April 30, 2013.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	30.37%
Industrial	17.01
Financial	13.85
Technology	11.14
Consumer, Cyclical	9.72
Basic Materials	8.33
Communications	3.58
Energy	1.89
Utilities	1.18
Government Money Market Mutual Funds	0.81
Diversified	0.16
Short Term Investments	1.96
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,204.00	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56
Investor Class
Actual	$1,000.00	$1,201.50	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43
Class L
Actual	$1,000.00	$1,201.40	$7.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70
* Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class, 1.07% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.34%
51,039	Agnico Eagle Mines Ltd	$ 3,592,257
185,000	Anglo American PLC	6,107,865
23,500	Arkema SA	2,688,899
230,500	BlueScope Steel Ltd	3,112,856
80,800	Boliden AB(a)	2,866,571
22,985	Croda International PLC(b)	2,066,417
61,800	Evonik Industries AG	2,019,893
358,000	Fortescue Metals Group Ltd	6,466,344
56,015	Franco-Nevada Corp	7,023,328
4,128	Givaudan SA	17,464,835
55,400	Kaneka Corp	1,940,885
95,500	Kansai Paint Co Ltd	2,943,822
710,000	Kingboard Holdings Ltd	2,995,635
335,700	Mitsubishi Chemical Holdings Corp	2,033,787
162,500	Mitsubishi Gas Chemical Co Inc	3,736,754
120,900	Mitsui Chemicals Inc	3,551,478
42,100	Nippon Soda Co Ltd	1,252,230
105,673	Novozymes A/S Class B	6,019,128
63,800	Rio Tinto Ltd	5,610,674
651,900	St Barbara Ltd	1,185,840
49,220	Symrise AG	6,543,436
62,000	Tokuyama Corp	1,395,803
34,656	Wheaton Precious Metals Corp	1,447,335
		94,066,072
Communications — 3.59%
2,637	Alphabet Inc Class A(a)	4,621,712
1,412,200	BT Group PLC	2,544,476
116,600	Deutsche Telekom AG	2,128,240
291,500	KDDI Corp	8,643,051
348,200	Nippon Telegraph & Telephone Corp	8,934,465
268,600	Orange SA	3,197,671
296,000	Telefonica SA	1,177,372
48,500	Telenet Group Holding NV(b)	2,074,392
302,800	Television Francaise 1(a)(b)	2,437,729
36,300	United Internet AG	1,528,043
12,616	Wix.com Ltd(a)	3,153,495
		40,440,646
Consumer, Cyclical — 8.75%
258,400	Barratt Developments PLC(a)	2,361,619
39,800	Bayerische Motoren Werke AG	3,512,591
42,101	Cie Financiere Richemont SA	3,803,490
37,161	Cie Generale des Etablissements Michelin SCA	4,784,704
188,946	Compass Group PLC	3,522,813
45,500	Daimler AG	3,224,988
36,200	Daiwabo Holdings Co Ltd(a)	3,222,559
89,000	Deutsche Lufthansa AG(a)	1,177,624
Shares		Fair Value
Consumer, Cyclical — (continued)
929,000	Dixons Carphone PLC(a)	$ 1,471,771
100,600	EDION Corp(a)	1,022,979
132,100	Finnair OYJ(a)(b)	121,582
606,476	Harvey Norman Holdings Ltd	2,191,680
108,200	Haseko Corp	1,241,890
110,800	Honda Motor Co Ltd	3,126,366
440,100	International Consolidated Airlines Group SA(a)	855,246
233,700	ITOCHU Corp	6,721,240
56,500	Japan Airlines Co Ltd(a)	1,089,563
38,900	Kaufman & Broad SA	1,748,958
216,300	Kindred Group PLC(a)	2,116,354
1,038,600	Kingfisher PLC(a)	3,836,362
86,100	Kohnan Shoji Co Ltd(a)	2,682,454
32,600	K's Holdings Corp	454,241
4,394	LVMH Moet Hennessy Louis Vuitton SE	2,750,634
346,800	Marubeni Corp	2,310,525
94,900	Mitsubishi Corp	2,339,460
16,600	Pandora A/S	1,857,836
95,300	Peugeot SA(a)(b)	2,609,836
338,300	Pirelli & C SpA(a)(b)(c)	1,833,954
694,700	Qantas Airways Ltd(a)	2,604,953
366,571	Redrow PLC(a)	2,856,987
24,800	Rheinmetall AG	2,625,748
40,090	Ryanair Holdings PLC Sponsored ADR(a)	4,409,098
202,900	Super Retail Group Ltd	1,648,929
156,700	Teijin Ltd	2,948,797
338,100	Volvo AB Class B(a)	8,003,877
101,200	Yamaha Motor Co Ltd	2,065,596
113,500	Yokohama Rubber Co Ltd(b)	1,690,810
856,000	Yue Yuen Industrial Holdings Ltd	1,782,958
		98,631,072
Consumer, Non-Cyclical — 29.21%
47,000	Adecco Group AG	3,130,358
145,254	Amadeus IT Group SA	10,722,188
52,700	Arcs Co Ltd(a)	1,187,541
287,000	Astellas Pharma Inc	4,443,839
47,900	ASTM SpA(a)	1,207,742
230,000	Babcock International Group PLC(a)	878,575
59,100	Bayer AG	3,481,631
204,600	British American Tobacco PLC	7,596,815
112,200	Carrefour SA	1,921,348
62	Chocoladefabriken Lindt & Spruengli AG	604,329
123,130	Colgate-Palmolive Co	10,528,846
84,005	Danone SA	5,528,013
266,467	Diageo PLC	10,541,958
20,346	EssilorLuxottica SA	3,170,588
167,060	Experian PLC	6,344,110
59,400	Ezaki Glico Co Ltd	2,611,818
56,900	Fresenius SE & Co KGaA	2,631,144
504,600	GlaxoSmithKline PLC	9,231,794

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
68,629	Heineken NV(b)	$ 7,647,895
141,400	Imperial Brands PLC	2,964,846
815,700	Inghams Group Ltd	1,959,557
71,931	Intertek Group PLC	5,554,012
21,200	Ipsen SA	1,752,979
124,900	Ito En Ltd	7,908,926
637,200	J Sainsbury PLC	1,957,702
136,800	Kao Corp	10,568,650
31,991	Kerry Group PLC Class A	4,646,454
77,500	Kobayashi Pharmaceutical Co Ltd(b)	9,472,542
249,600	Koninklijke Ahold Delhaize NV	7,041,507
8,900	Kose Corp	1,520,832
258,480	Leroy Seafood Group ASA	1,823,697
66,200	Lion Corp(b)	1,603,679
35,971	L'Oreal SA	13,724,731
99,800	Medipal Holdings Corp	1,876,768
78,700	Megmilk Snow Brand Co Ltd	1,683,518
716,900	Metcash Ltd(b)	1,870,042
203,769	Nestle SA	24,087,801
141,900	Nihon Kohden Corp	5,284,832
19,800	Nissin Foods Holdings Co Ltd	1,697,167
78,410	Novartis AG	7,382,925
70,949	Pernod Ricard SA	13,625,427
82,400	Prima Meat Packers Ltd(a)	2,612,198
46,200	Randstad NV(a)	2,990,633
122,001	Reckitt Benckiser Group PLC	10,885,795
42,500	Roche Holding AG	14,802,689
145,200	Rohto Pharmaceutical Co Ltd	4,303,710
87,100	Sanofi	8,441,944
348,700	Santen Pharmaceutical Co Ltd	5,663,322
196,800	Scandinavian Tobacco Group A/S(c)	3,356,228
80,200	Secom Co Ltd	7,398,588
82,500	Securitas AB Class B	1,331,023
2,912	SGS SA	8,777,851
27,900	Societe BIC SA	1,578,269
42,400	Sohgo Security Services Co Ltd	2,199,507
87,700	Swedish Orphan Biovitrum AB(a)(b)	1,764,908
378,300	Tate & Lyle PLC	3,484,703
120,100	Terumo Corp	5,025,738
1,585,700	Tesco PLC	5,001,946
137,600	Toyo Suisan Kaisha Ltd	6,696,578
34,700	UCB SA	3,584,397
1,415,000	United Laboratories International Holdings Ltd	1,002,891
3,724,000	WH Group Ltd(c)	3,122,768
804,841	Wm Morrison Supermarkets PLC	1,946,934
		329,391,746
Shares		Fair Value
Diversified — 0.15%
251,900	CK Hutchison Holdings Ltd	$ 1,758,724
Energy — 1.88%
1,741,000	Beach Energy Ltd	2,428,543
43,236	Core Laboratories NV	1,146,186
78,000	OMV AG	3,115,542
220,997	Petrofac Ltd(a)	416,233
394,400	Repsol SA	3,973,209
256,600	Royal Dutch Shell PLC Class B	4,348,357
115,300	Total SE(b)	4,976,575
351,700	Z Energy Ltd(a)	811,236
		21,215,881
Financial — 13.87%
248,600	3i Group PLC	3,930,398
66,000	Aareal Bank AG(a)	1,576,285
160,100	ABN AMRO Bank NV(a)(c)	1,568,794
388,300	Aegon NV	1,548,869
24,300	Allianz SE	5,969,817
75,900	ASR Nederland NV	3,036,822
126,400	Australia & New Zealand Banking Group Ltd	2,218,086
417,300	Aviva PLC	1,855,597
151,800	AXA SA	3,640,497
553,800	Banco Bilbao Vizcaya Argentaria SA	2,744,952
921,078	Banco Santander SA(a)	2,872,216
174,300	Bank Leumi Le-Israel BM	1,028,851
395,800	Bank of Ireland Group PLC(a)	1,597,831
78,400	BNP Paribas SA(a)	4,138,882
203,200	Chiba Bank Ltd	1,121,313
118,300	CNP Assurances(a)	1,922,013
159,800	Credit Agricole SA(a)	2,020,169
378,300	Credit Suisse Group AG	4,884,185
133,100	Dai-ichi Life Holdings Inc	2,005,204
147,605	Deutsche Wohnen SE	7,875,385
228,500	DNB ASA(a)	4,477,596
24,975	Euronext NV(c)	2,750,974
99,200	Fukuoka Financial Group Inc	1,768,235
580,800	Gunma Bank Ltd	1,793,725
199,300	Hachijuni Bank Ltd	663,932
151,232	Hiscox Ltd(a)	2,059,030
69,600	Hitachi Capital Corp(a)	1,683,982
29,134	Julius Baer Group Ltd	1,678,454
25,287	Jyske Bank A/S(a)	965,569
638,500	Kerry Properties Ltd	1,614,942
17,087	LEG Immobilien AG	2,650,944
1,003,400	Legal & General Group PLC	3,655,438
3,478,000	Lloyds Banking Group PLC(a)	1,733,749
335,380	Mebuki Financial Group Inc	660,813
210,400	Mediobanca Banca di Credito Finanziario SpA(a)	1,947,625
547,200	Mitsubishi UFJ Financial Group Inc	2,422,794
354,000	Mitsubishi UFJ Lease & Finance Co Ltd	1,699,868

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
203,073	Mizuho Financial Group Inc	$ 2,577,440
498,200	Natixis SA(a)(b)	1,707,080
473,800	Nomura Holdings Inc	2,505,014
221,800	Nordea Bank Abp(a)	1,817,738
298,500	North Pacific Bank Ltd	631,526
398,200	ORIX Corp	6,125,956
819,600	Resona Holdings Inc	2,869,230
89,600	Shinoken Group Co Ltd	967,980
53,400	Societe Generale SA(a)	1,110,106
71,700	Sompo Holdings Inc	2,906,922
676,600	Stockland REIT(a)	2,184,453
117,900	Sumitomo Mitsui Financial Group Inc	3,654,682
12,500	Swiss Life Holding AG	5,830,880
102,229	Sydbank AS(a)	2,265,003
85,010	TAG Immobilien AG	2,712,820
529,555	UBS Group AG	7,456,049
986,300	UnipolSai Assicurazioni SpA	2,615,351
293,300	United Overseas Bank Ltd	4,999,127
64,458	Vonovia SE	4,707,603
11,800	Zurich Insurance Group AG	4,972,771
		156,401,567
Industrial — 17.03%
3,700	AGC Inc	129,385
553,100	Austal Ltd	1,141,163
814,300	BAE Systems PLC	5,429,283
57,900	Bekaert SA	1,914,767
21,700	Bouygues SA	892,472
91,300	bpost SA(a)	943,709
115,700	Brother Industries Ltd	2,388,450
2,832,000	China Resources Cement Holdings Ltd	3,163,159
102,300	Cia de Distribucion Integral Logista Holdings SA	1,988,017
69,600	Cie de Saint-Gobain(a)	3,201,051
109,900	Deutsche Post AG	5,443,948
75,000	Deutz AG(a)	468,679
43,100	Dfds A/S(a)	1,946,872
6,300	Disco Corp	2,123,307
2,800	dormakaba Holding AG	1,589,881
162,921	Epiroc AB Class A	2,961,046
95,689	GEA Group AG	3,422,506
6,056	Geberit AG	3,790,881
67,300	GS Yuasa Corp	1,936,758
161,890	Halma PLC	5,419,537
49,079	Hirose Electric Co Ltd	7,448,781
105,400	Hitachi Ltd	4,160,066
321,136	IMI PLC	5,113,053
133,000	Japan Aviation Electronics Industry Ltd	2,041,276
101,400	Kamigumi Co Ltd	1,852,413
100,400	Kinden Corp(a)	1,634,956
269,400	Kitz Corp	1,639,309
17,214	Knorr-Bremse AG	2,348,558
458,100	Koninklijke BAM Groep NV(a)(b)	947,900
21,200	Krones AG	1,709,117
Shares		Fair Value
Industrial — (continued)
70,900	Kumagai Gumi Co Ltd(a)	$ 1,787,779
43,300	LafargeHolcim Ltd	2,376,642
2,319,000	Lee & Man Paper Manufacturing Ltd	1,902,876
123,495	Legrand SA	11,047,379
35,400	Nichiha Corp(a)	1,116,256
140,700	Nikon Corp	888,926
73,400	Nippon Electric Glass Co Ltd(b)	1,607,906
24,224	Nordson Corp	4,867,813
408,000	NWS Holdings Ltd	379,104
197,000	Obayashi Corp	1,701,011
57,200	Omron Corp	5,106,319
266,700	Rengo Co Ltd	2,235,432
32,200	Sankyu Inc	1,217,616
13,160	Schindler Holding AG	3,558,962
120,246	Schneider Electric SE	17,378,740
146,100	Shimadzu Corp	5,678,900
92,300	Signify NV(a)(c)	3,875,303
15,499	Sika AG	4,224,923
221,400	SKF AB Class B	5,760,666
10,800	SMC Corp	6,595,966
119,700	Sodick Co Ltd(a)	1,023,055
90,364	Spectris PLC	3,479,264
48,957	Spirax-Sarco Engineering PLC	7,553,861
64,700	Taisei Corp	2,232,055
34,200	Tsubakimoto Chain Co(a)	899,315
57,100	Valmet Oyj	1,641,643
128,200	Venture Corp Ltd	1,885,029
77,402	Wartsila OYJ Abp	774,664
94,600	Wienerberger AG	3,013,998
1,694,000	Xinyi Glass Holdings Ltd	4,738,190
117,400	Yokogawa Electric Corp	2,341,564
		192,081,457
Technology — 11.15%
70,620	Analog Devices Inc	10,432,693
39,974	ANSYS Inc(a)	14,542,541
15,250	Atos SE(a)	1,392,556
202,882	Cadence Design Systems Inc(a)	27,679,191
15,500	Capgemini SE	2,411,047
17,500	Check Point Software Technologies Ltd(a)	2,325,925
23,699	Dassault Systemes SE	4,806,593
26,009	Descartes Systems Group Inc(a)	1,521,227
48,900	Dialog Semiconductor PLC(a)	2,664,693
73,000	DTS Corp(a)	1,505,600
24,977	Infineon Technologies AG	953,831
106,700	Micro Focus International PLC(a)	613,783
141,771	Nomura Research Institute Ltd	5,071,650
26,400	Obic Co Ltd	5,305,815
2,174,000	PAX Global Technology Ltd	1,935,017
150,110	Samsung Electronics Co Ltd	11,209,542

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Technology — (continued)
27,613	SAP SE	$ 3,576,381
18,800	Siltronic AG(b)	2,939,952
187,789	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,476,513
22,880	Texas Instruments Inc	3,755,294
15,100	Ulvac Inc	647,369
		125,767,213
Utilities — 1.18%
1,543,900	A2A SpA	2,474,656
203,700	AGL Energy Ltd	1,880,229
441,300	Drax Group PLC	2,264,279
92,467	Enagas SA	2,034,237
276,700	Enel SpA(a)	2,815,332
118,200	Engie SA(a)	1,811,997
		13,280,730
TOTAL COMMON STOCK — 95.15% (Cost $940,807,459)		$1,073,035,108
PREFERRED STOCK
Consumer, Cyclical — 0.99%
42,340	Porsche Automobil Holding SE	2,924,697
240,113	Schaeffler AG	2,004,926
33,100	Volkswagen AG	6,185,819
		11,115,442
Consumer, Non-Cyclical — 1.20%
120,339	Henkel AG & Co KGaA	13,568,683
TOTAL PREFERRED STOCK — 2.19% (Cost $27,612,733)		$ 24,684,125
RIGHTS
Energy — 0.01%
394,400	Repsol SA(a)	134,668
TOTAL RIGHTS — 0.01% (Cost $233,638)		$ 134,668
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,497,000	BlackRock FedFund Institutional Class(d), 0.00%(e)	2,497,000
4,117,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.02%(e)	4,117,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,497,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.03%(e)	$ 2,497,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.81% (Cost $9,111,000)		$ 9,111,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.96%
$7,412,669	Undivided interest of 13.27% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $7,412,669 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(d)	7,412,669
7,412,669	Undivided interest of 13.60% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $7,412,669 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(d)	7,412,669

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,274,922	Undivided interest of 14.33% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $7,274,922 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(d)	$ 7,274,922
TOTAL SHORT TERM INVESTMENTS — 1.96% (Cost $22,100,260)		$ 22,100,260
TOTAL INVESTMENTS — 100.12% (Cost $999,865,090)		$1,129,065,161
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$ (1,335,333)
TOTAL NET ASSETS — 100.00%		$1,127,729,828
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
HSB	USD	23,335,775	JPY	2,465,399,000	February 19, 2021	$(554,638)
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2020
Summary of Investments by Country as of December 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 257,484,359	22.81%
France	132,418,885	11.73
United Kingdom	129,797,806	11.50
Switzerland	120,417,906	10.67
United States	107,639,350	9.53
Germany	99,913,290	8.85
Netherlands	36,903,239	3.27
Australia	36,503,350	3.23
Spain	25,646,858	2.27
Sweden	24,804,444	2.20
Hong Kong	24,396,265	2.16
Taiwan	20,476,513	1.81
Ireland	16,997,493	1.51
Denmark	16,410,635	1.45
Canada	13,584,147	1.20
Italy	12,894,660	1.14
South Korea	11,209,542	0.99
Belgium	8,517,265	0.75
Singapore	6,884,156	0.61
Israel	6,508,271	0.58
Norway	6,301,293	0.56
Austria	6,129,540	0.54
Finland	4,355,627	0.39
Bermuda	2,059,031	0.18
New Zealand	811,236	0.07
Total	$1,129,065,161	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West International Value Fund
ASSETS:
Investments in securities, fair value (including $29,363,360 of securities on loan)(a)	$1,106,964,901
Repurchase agreements, fair value(b)	22,100,260
Cash	22,975,813
Cash denominated in foreign currencies, fair value(c)	1,333,139
Dividends receivable	3,757,377
Subscriptions receivable	505,340
Receivable for investments sold	8,662,857
Total Assets	1,166,299,687
LIABILITIES:
Payable for director fees	5,258
Payable for distribution fees	203
Payable for investments purchased	212,706
Payable for other accrued fees	119,401
Payable for shareholder services fees	64,509
Payable to investment adviser	643,209
Payable upon return of securities loaned	31,211,260
Redemptions payable	5,758,675
Unrealized depreciation on forward foreign currency contracts	554,638
Total Liabilities	38,569,859
NET ASSETS	$1,127,729,828
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,125,079
Paid-in capital in excess of par	977,355,135
Undistributed/accumulated earnings	138,249,614
NET ASSETS	$1,127,729,828
NET ASSETS BY CLASS
Investor Class	$220,602,448
Class L	$961,595
Institutional Class	$906,165,785
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	360,000,000
Issued and Outstanding
Investor Class	18,330,444
Class L	81,509
Institutional Class	102,838,834
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.03
Class L	$11.80
Institutional Class	$8.81
(a) Cost of investments	$977,764,830
(b) Cost of repurchase agreements	$22,100,260
(c) Cost of cash denominated in foreign currencies	$1,258,024
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West International Value Fund
INVESTMENT INCOME:
Interest	$253,920
Income from securities lending	208,171
Dividends	26,650,657
Foreign withholding tax	(2,904,425)
Total Income	24,208,323
EXPENSES:
Management fees	6,855,002
Shareholder services fees – Investor Class	668,249
Shareholder services fees – Class L	26,919
Audit and tax fees	65,518
Custodian fees	205,887
Director's fees	20,142
Distribution fees – Class L	19,157
Legal fees	6,016
Pricing fees	11,386
Registration fees	55,201
Shareholder report fees	9,460
Transfer agent fees	12,755
Other fees	4,200
Total Expenses	7,959,892
Less amount waived by investment adviser	16,460
Net Expenses	7,943,432
NET INVESTMENT INCOME	16,264,891
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	22,963,334
Net realized gain on forward foreign currency contracts	439,630
Net Realized Gain	23,402,964
Net change in unrealized appreciation on investments and foreign currency translations	64,520,627
Net change in unrealized depreciation on forward foreign currency contracts	(1,273,705)
Net Change in Unrealized Appreciation	63,246,922
Net Realized and Unrealized Gain	86,649,886
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,914,777
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West International Value Fund	2020	2019
OPERATIONS:
Net investment income	$16,264,891	$24,415,734
Net realized gain	23,402,964	23,366,485
Net change in unrealized appreciation	63,246,922	168,494,076
Net Increase in Net Assets Resulting from Operations	102,914,777	216,276,295
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,290,605)	(5,215,720)
Class L	(79,624)	(271,624)
Institutional Class	(30,058,142)	(36,036,716)
From Net Investment Income and Net Realized Gains	(34,428,371)	(41,524,060)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	63,196,477	69,673,031
Class L	1,622,227	1,377,013
Institutional Class	155,337,012	188,183,695
Shares issued in reinvestment of distributions
Investor Class	4,290,605	5,215,720
Class L	79,624	271,624
Institutional Class	30,058,142	36,036,716
Shares redeemed
Investor Class	(76,764,668)	(129,221,284)
Class L	(11,683,327)	(2,454,363)
Institutional Class	(220,429,665)	(187,015,353)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(54,293,573)	(17,933,201)
Total Increase in Net Assets	14,192,833	156,819,034
NET ASSETS:
Beginning of year	1,113,536,995	956,717,961
End of year	$1,127,729,828	$1,113,536,995
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,029,716	6,716,079
Class L	162,177	136,173
Institutional Class	20,615,298	24,344,530
Shares issued in reinvestment of distributions
Investor Class	367,376	467,257
Class L	7,499	24,978
Institutional Class	3,491,947	4,353,278
Shares redeemed
Investor Class	(7,395,073)	(12,239,348)
Class L	(1,131,676)	(243,172)
Institutional Class	(28,324,461)	(23,615,977)
Net Decrease	(6,177,197)	(56,202)
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
Class L
12/31/2020	$10.90	0.14	0.89	1.03	-	(0.13)	(0.13)	$11.80	9.66%
12/31/2019	$ 9.16	0.17	1.84	2.01	(0.14)	(0.13)	(0.27)	$10.90	21.80%
12/31/2018	$13.82	0.18	(2.40)	(2.22)	(0.00) (d)	(2.44)	(2.44)	$ 9.16	(15.91%)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
Institutional Class
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2020	$220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
Class L
12/31/2020	$ 962	1.53%	1.32%	1.41%	20%
12/31/2019	$ 11,370	1.48%	1.32%	1.69%	24%
12/31/2018	$ 10,315	1.40%	1.32%	1.36%	76%
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
Institutional Class
12/31/2020	$906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 125,448,297	$ 947,586,811	$ —	$ 1,073,035,108
Preferred Stock	2,004,926	22,679,199	—	24,684,125
Rights	134,668	—	—	134,668
Government Money Market Mutual Funds	9,111,000	—	—	9,111,000
Short Term Investments	—	22,100,260	—	22,100,260
Total Assets	$ 136,698,891	$ 992,366,270	$ 0	$ 1,129,065,161
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(554,638)	—	(554,638)
Total Liabilities	$ 0	$ (554,638)	$ 0	$ (554,638)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Annual Report - December 31, 2020

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$18,330,137	$25,339,469
Long-term capital gain	16,098,234	16,184,590
	$34,428,371	$41,524,059
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,650,397
Undistributed long-term capital gains	12,224,089
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	124,375,128
Tax composition of capital	$138,249,614
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$1,004,135,395
Gross unrealized appreciation on investments	224,494,656
Gross unrealized depreciation on investments	(100,119,528)
Net unrealized appreciation on investments	$124,375,128
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Annual Report - December 31, 2020

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $23,066,797 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(554,638)
The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$439,630	Net change in unrealized depreciation on forward foreign currency contracts	$(1,273,705)

Annual Report - December 31, 2020

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(554,638)	$—	$—	$—	$(554,638)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$47,294	$16,725	$16,460	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.

Annual Report - December 31, 2020

Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $194,888,575 and $275,032,527, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $29,363,360 and received collateral as reported on the Statement of Assets and Liabilities of $31,211,260 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,904,426 and has derived gross income from sources within foreign countries amounting to $25,778,032.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021